Other Gains, Net	12 Months Ended
Dec. 31, 2023
Other Gains, Net [Abstract]
Other gains, net
25	Other gains, net

		Year ended December 31,
	Note	2021	2022	2023
		RMB	RMB	RMB
Foreign exchange gains	(i)	786,080	7,355,135	3,589,629
Net gains on confiscated credit risk mitigation positions	(ii)	12,733,681	71,380,536	422,763
Profits/(losses) from fair value changes	(iii)	1,101,669	(362,855)	(5,765,113)
Net loss on disposal of property and equipment		(328,262)	(30,742)	(147,644)
Others		7,768,674	11,571,964	6,747,962
Total		22,061,842	89,914,038	4,847,597

(i)	The changes of foreign exchange gain are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account.

(ii)	Sales partners provide CRMPs as security deposits. Pursuant to the collaboration agreements if the debtor’s loan principal repayments or accrued interests are past due or the loan is in default, sales partners are obliged to fulfill their guaranteed responsibility by selecting among different approaches, otherwise the CRMPs deposited by sales partners are confiscated by the Group, refer to Note 1.

(iii)	Profits/(losses) from fair value change refers to gains or losses resulting from changes in the fair value of investment securities.